Balances with Related Parties (Detail) (USD $)	Mar. 31, 2013	Mar. 31, 2012
Related Party Transaction [Line Items]
Trade account receivable for advertising revenues (net of allowance of US$206,974 )	$ 3,766,743	$ 6,151,846
Accounts payable for product development expense	5,453,708	4,378,101
Related Party
Related Party Transaction [Line Items]
Trade account receivable for advertising revenues (net of allowance of US$206,974 )		90,835
Accounts payable for product development expense	$ 14,709	$ 12,612